Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,291	$ 1,847
Trust for Benefit of Employees
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer - Noncash	741	682
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Total	194	233
Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Total	67	57
Non-U.S. DB plans | Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer - Noncash	194	256
Multi-employer plans
Defined Benefit Plan Disclosure [Line Items]
Total	13	13
DC plans
Defined Benefit Plan Disclosure [Line Items]
Total	440	991
Direct benefit payments
Defined Benefit Plan Disclosure [Line Items]
Total	$ 578	$ 552